INCOME TAXES - Reconciliation of Income Tax Provision (Details) € in Millions, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of geographical areas [line items]
Accounting profit before tax from continuing operations					€ 1,159		€ 719	€ 644
Tax expense at the statutory rate					223		144	225
Taxation of foreign operations, net					86		(11)	(112)
US taxation of foreign earnings, net of tax credits								64
Non-deductible expense items for tax purposes					7		13	3
Non-deductible transaction costs					0		10
Tax effect from change in tax rate					(16)		(43)	(51)
Deferred taxes not recognised					174		30
Adjustment in respect of current income tax from prior periods					(3)		27
Other, net								2
Income tax charge per the income statement					€ 471		€ 170	€ 131
Statutory US rate					19.25%	19.25%	20.00%	35.00%
United Kingdom
Disclosure of geographical areas [line items]
Tax effect from change in tax rate				$ 14				€ 50
United States
Disclosure of geographical areas [line items]
Deferred tax benefit recognized in other reserves related to US tax law changes		€ (27)
Tax effect from change in tax rate | $	$ 16
Deferred taxes not recognised		€ 178
Income tax charge related to the deemed repatriation of profits under the tax cuts and jobs act | $			$ 125
France
Disclosure of geographical areas [line items]
Tax effect from change in tax rate | $				$ 28		$ 11
Belgium
Disclosure of geographical areas [line items]
Tax effect from change in tax rate | $	$ 20